Schedule I - Condensed Financial Information of Parent Company - Statements of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2015
Cash flows from operating activities:
Net income	$ 274,457	$ 224,884	$ 193,013
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Equity in earnings of subsidiaries	3,289	4,425	1,537
Share-based compensation expense	20,287	16,810	15,689
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(14,796)	(7,711)	(22,503)
Accrued expenses and other current liabilities	35,774	47,945	11,120
Amounts due from/to related parties	8	(1,887)	1,994
Net cash (used in) provided by operating activities	618,137	517,894	374,145
Cash flows from investing activities
Payment for available-for-sale investments	(43,498)	(78,764)	(26,076)
Proceed from investment withdrawn in Dajie.com		540
Net cash used in investing activities	(672,264)	(309,737)	(173,417)
Cash flows from financing activities:
Proceeds from issuance of common shares upon exercise of share options	542	2,176	11,332
Cash paid for shares repurchase			(59,420)
Cash paid for dividend		(62,668)
Net cash (used in) provided by financing activities	9,349	5,503	(44,297)
Net change in cash and cash equivalents	(68,191)	177,911	159,705
Cash and cash equivalents at beginning of year	709,209	531,298	371,593
Cash and cash equivalents at end of year	641,018	709,209	531,298
Parent Company [Member]
Cash flows from operating activities:
Net income	274,457	224,884	193,013
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Equity in earnings of subsidiaries	(292,571)	(241,615)	(205,974)
Dividend received from subsidiaries	43,417	49,984
Share-based compensation expense	20,287	16,810	15,689
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	5,404	5,135	(2,613)
Accrued expenses and other current liabilities	(2,341)	(3,673)	(2,728)
Amounts due from/to related parties	(40,207)	(1,446)	(762)
Net cash (used in) provided by operating activities	8,446	50,079	(3,375)
Cash flows from investing activities
Investments in term deposits		(10,000)
Payment for available-for-sale investments	(1,000)	(9,500)	(10,300)
Proceed from investment withdrawn in Dajie.com		540
Loan to related parties		1,487	(6,423)
Investment in a subsidiary	(8,500)
Repayment from related parties		8,512
Net cash used in investing activities	(9,500)	(8,961)	(16,723)
Cash flows from financing activities:
Proceeds from issuance of common shares upon exercise of share options	542	2,176	11,332
Loan from a related party		8,610	75,060
Cash paid for shares repurchase			(59,420)
Cash paid for dividend		(62,668)
Net cash (used in) provided by financing activities	542	(51,882)	26,972
Net change in cash and cash equivalents	(512)	(10,764)	6,874
Cash and cash equivalents at beginning of year	11,984	22,748	15,874
Cash and cash equivalents at end of year	$ 11,472	$ 11,984	$ 22,748